Description of Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
NOTE 1. DESCRIPTION OF BUSINESS
The accompanying Consolidated Financial Statements of Endo International plc have been prepared in accordance with United States (U.S.) generally accepted accounting principles (GAAP). In prior periods, our Consolidated Financial Statements presented the accounts of Endo Health Solutions Inc., was incorporated under the laws of the State of Delaware on November 18, 1997, and all of its subsidiaries (EHSI). Endo International plc was incorporated in Ireland on October 31, 2013 as a private limited company and re-registered effective February 18, 2014 as a public limited company. It was established for the purpose of facilitating the business combination between EHSI and Paladin Labs Inc. (Paladin). On February 28, 2014, we became the successor registrant of EHSI and Paladin in connection with the consummation of certain transactions further described elsewhere in our Consolidated Financial Statements. In addition, on February 28, 2014, the shares of Endo International plc began trading on the NASDAQ under the symbol “ENDP,” the same symbol under which EHSI’s shares previously traded, and on the Toronto Stock Exchange under the symbol “ENL”. References throughout to “ordinary shares” refer to EHSI’s common shares, 350,000,000 authorized, par value $0.01 per share, prior to the consummation of the transactions and to Endo International plc’s ordinary shares, 1,000,000,000 authorized, par value $0.0001 per share, subsequent to the consummation of the transactions. In addition, on February 11, 2014 the Company issued 4,000,000 euro deferred shares of $0.01 each at par.
References throughout to “Endo”, the “Company”, “we”, “our” or “us” refer to financial information and transactions of Endo Health Solutions Inc. prior to February 28, 2014 and Endo International plc thereafter.
Endo International plc is an Ireland-domiciled, global specialty healthcare company focused on branded and generic pharmaceuticals. Our goal is to be the premier partner to healthcare professionals and payment providers, delivering an innovative suite of branded and generic drugs to meet patients’ needs.
On February 3, 2014, we acquired Boca Pharmacal LLC (Boca), a specialty generics company that focuses on niche areas, commercializing and developing products in categories that include controlled substances, semisolids and solutions. On May 19, 2014, we acquired worldwide rights to Sumavel® DosePro® (Sumavel) for subcutaneous use, a needle-free delivery system for sumatriptan, from Zogenix, Inc. On July 24, 2014, the Company, together with its Endo Netherlands B.V. subsidiary (Endo Dutch B.V.), purchased the entirety of the representative shares of the capital stock of Grupo Farmacéutico Somar, Sociedad Anónima Promotora de Inversión de Capital Variable (Somar), a leading privately-owned specialty pharmaceuticals company based in Mexico City, Mexico. On August 6, 2014, our Generics International (US), Inc. subsidiary acquired DAVA Pharmaceuticals, Inc. (DAVA), a privately-held company specializing in marketed, pre-launch and pipeline generic pharmaceuticals based in Fort Lee, New Jersey. On December 9, 2014, we acquired the rights to Natesto™ (testosterone nasal gel), the first and only testosterone nasal gel for replacement therapy in adult males diagnosed with hypogonadism, from Trimel BioPharma SRL, a wholly-owned subsidiary of Trimel Pharmaceuticals Corporation.
On February 24, 2015, the Board of Directors approved a plan to sell the Company’s AMS business, which comprises the entirety of our former Devices segment. Subsequently, the Company entered into a definitive agreement to sell the Men’s Health and Prostate Health components of the AMS business to Boston Scientific Corporation. The Company is currently pursuing a sale of the Women’s Health component of the AMS business. In addition, we previously divested two operating divisions of HealthTronics, its image guided radiation therapy (IGRT) in 2011 and it’s anatomical pathology laboratory business in the third quarter of 2013. On December 28, 2013 our Board of Directors approved a plan to sell the remainder of the HealthTronics business, in its entirety. On February 3, 2014, we completed the sale of HealthTronics. Refer to Note 3. Discontinued Operations for additional information.